Results for the year - Income taxes and deferred income taxes - Development in deferred income tax assets and liabilities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	kr 10,218	kr 6,843
Income/(charge) to the income statement	6,051	4,011
Income/(charge) to other comprehensive income	1,314	(359)
Income/(charge) to equity	(60)	(120)
Additions from acquisitions	1,097
Additions from acquisition of businesses (note 5.3)		62
Effect of exchange rate adjustment	581	(219)
Net deferred tax asset/(liability) at the end of the year	19,201	10,218
Deferred income tax assets	24,627	20,380
Deferred tax liability at the end of the year	(5,426)	(10,162)
Before Offset with countries | Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	(2,561)	(2,402)
Income/(charge) to the income statement	(207)	(213)
Income/(charge) to other comprehensive income	0	0
Income/(charge) to equity	0	0
Additions from acquisitions	(2,723)
Additions from acquisition of businesses (note 5.3)		0
Effect of exchange rate adjustment	(116)	54
Net deferred tax asset/(liability) at the end of the year	(5,607)	(2,561)
Deferred income tax assets	497	433
Deferred tax liability at the end of the year	(6,104)	(2,994)
Before Offset with countries | Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	(10,241)	(8,279)
Income/(charge) to the income statement	427	(2,106)
Income/(charge) to other comprehensive income	(254)	0
Income/(charge) to equity	254	0
Additions from acquisitions	3,693
Additions from acquisition of businesses (note 5.3)		0
Effect of exchange rate adjustment	(145)	144
Net deferred tax asset/(liability) at the end of the year	(6,266)	(10,241)
Deferred income tax assets	225	245
Deferred tax liability at the end of the year	(6,491)	(10,486)
Before Offset with countries | Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	1,717	2,595
Income/(charge) to the income statement	2,142	(645)
Income/(charge) to other comprehensive income	(71)	(224)
Income/(charge) to equity	0	0
Additions from acquisitions	0
Additions from acquisition of businesses (note 5.3)		0
Effect of exchange rate adjustment	2	(9)
Net deferred tax asset/(liability) at the end of the year	3,790	1,717
Deferred income tax assets	3,847	1,820
Deferred tax liability at the end of the year	(57)	(103)
Before Offset with countries | Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	14,427	11,007
Income/(charge) to the income statement	3,485	3,973
Income/(charge) to other comprehensive income	17	(6)
Income/(charge) to equity	0	0
Additions from acquisitions	25
Additions from acquisition of businesses (note 5.3)		0
Effect of exchange rate adjustment	773	(547)
Net deferred tax asset/(liability) at the end of the year	18,727	14,427
Deferred income tax assets	18,989	14,792
Deferred tax liability at the end of the year	(262)	(365)
Before Offset with countries | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	6,876	3,922
Income/(charge) to the income statement	204	3,002
Income/(charge) to other comprehensive income	1,622	(129)
Income/(charge) to equity	(314)	(120)
Additions from acquisitions	102
Additions from acquisition of businesses (note 5.3)		62
Effect of exchange rate adjustment	67	139
Net deferred tax asset/(liability) at the end of the year	8,557	6,876
Deferred income tax assets	13,112	6,986
Deferred tax liability at the end of the year	(4,555)	(110)
Offset within countries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	0	0
Net deferred tax asset/(liability) at the end of the year	0	0
Deferred income tax assets	12,043	3,896
Deferred tax liability at the end of the year	kr (12,043)	kr (3,896)